Expense Example, No Redemption	Oct. 28, 2026 USD ($)
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 791
Expense Example, No Redemption, 3 Years	1,241
Expense Example, No Redemption, 5 Years	1,715
Expense Example, No Redemption, 10 Years	3,021
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	304
Expense Example, No Redemption, 3 Years	930
Expense Example, No Redemption, 5 Years	1,582
Expense Example, No Redemption, 10 Years	3,327
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class C-1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	304
Expense Example, No Redemption, 3 Years	930
Expense Example, No Redemption, 5 Years	1,582
Expense Example, No Redemption, 10 Years	3,327
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	204
Expense Example, No Redemption, 3 Years	630
Expense Example, No Redemption, 5 Years	1,083
Expense Example, No Redemption, 10 Years	2,338
Catalyst/CIFC Senior Secured Income Fund | Catalyst/CIFC Senior Secured Income Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	591
Expense Example, No Redemption, 3 Years	898
Expense Example, No Redemption, 5 Years	1,227
Expense Example, No Redemption, 10 Years	2,155
Catalyst/CIFC Senior Secured Income Fund | Catalyst/CIFC Senior Secured Income Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	197
Expense Example, No Redemption, 3 Years	674
Expense Example, No Redemption, 5 Years	1,177
Expense Example, No Redemption, 10 Years	2,561
Catalyst/CIFC Senior Secured Income Fund | Catalyst/CIFC Senior Secured Income Fund Class C-1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	197
Expense Example, No Redemption, 3 Years	674
Expense Example, No Redemption, 5 Years	1,177
Expense Example, No Redemption, 10 Years	2,561
Catalyst/CIFC Senior Secured Income Fund | Catalyst/CIFC Senior Secured Income Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	96
Expense Example, No Redemption, 3 Years	366
Expense Example, No Redemption, 5 Years	657
Expense Example, No Redemption, 10 Years	1,484
Eventide Gilead Fund | Eventide Gilead Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	710
Expense Example, No Redemption, 3 Years	996
Expense Example, No Redemption, 5 Years	1,302
Expense Example, No Redemption, 10 Years	2,169
Eventide Gilead Fund | Eventide Gilead Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	219
Expense Example, No Redemption, 3 Years	676
Expense Example, No Redemption, 5 Years	1,159
Expense Example, No Redemption, 10 Years	2,493
Eventide Gilead Fund | Eventide Gilead Fund Class N
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	138
Expense Example, No Redemption, 3 Years	431
Expense Example, No Redemption, 5 Years	745
Expense Example, No Redemption, 10 Years	1,635
Eventide Gilead Fund | Eventide Gilead Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	118
Expense Example, No Redemption, 3 Years	368
Expense Example, No Redemption, 5 Years	638
Expense Example, No Redemption, 10 Years	1,409
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	723
Expense Example, No Redemption, 3 Years	1,033
Expense Example, No Redemption, 5 Years	1,366
Expense Example, No Redemption, 10 Years	2,304
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	232
Expense Example, No Redemption, 3 Years	715
Expense Example, No Redemption, 5 Years	1,225
Expense Example, No Redemption, 10 Years	2,626
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class N Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	152
Expense Example, No Redemption, 3 Years	471
Expense Example, No Redemption, 5 Years	813
Expense Example, No Redemption, 10 Years	1,779
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class I Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	131
Expense Example, No Redemption, 3 Years	409
Expense Example, No Redemption, 5 Years	708
Expense Example, No Redemption, 10 Years	1,556
Eventide Balanced Fund | Eventide Balanced Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	678
Expense Example, No Redemption, 3 Years	896
Expense Example, No Redemption, 5 Years	1,131
Expense Example, No Redemption, 10 Years	1,806
Eventide Balanced Fund | Eventide Balanced Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	185
Expense Example, No Redemption, 3 Years	573
Expense Example, No Redemption, 5 Years	985
Expense Example, No Redemption, 10 Years	2,137
Eventide Balanced Fund | Eventide Balanced Fund Class N
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	104
Expense Example, No Redemption, 3 Years	325
Expense Example, No Redemption, 5 Years	563
Expense Example, No Redemption, 10 Years	1,248
Eventide Balanced Fund | Eventide Balanced Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	84
Expense Example, No Redemption, 3 Years	262
Expense Example, No Redemption, 5 Years	455
Expense Example, No Redemption, 10 Years	1,014
Eventide Dividend Growth Fund | Eventide Dividend Growth Fund Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	689
Expense Example, No Redemption, 3 Years	933
Expense Example, No Redemption, 5 Years	1,196
Expense Example, No Redemption, 10 Years	1,945
Eventide Dividend Growth Fund | Eventide Dividend Growth Fund Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	197
Expense Example, No Redemption, 3 Years	611
Expense Example, No Redemption, 5 Years	1,051
Expense Example, No Redemption, 10 Years	2,274
Eventide Dividend Growth Fund | Eventide Dividend Growth Fund Class N Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	116
Expense Example, No Redemption, 3 Years	364
Expense Example, No Redemption, 5 Years	632
Expense Example, No Redemption, 10 Years	1,397
Eventide Dividend Growth Fund | Eventide Dividend Growth Fund Class I Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	96
Expense Example, No Redemption, 3 Years	302
Expense Example, No Redemption, 5 Years	525
Expense Example, No Redemption, 10 Years	1,165
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	642
Expense Example, No Redemption, 3 Years	814
Expense Example, No Redemption, 5 Years	1,001
Expense Example, No Redemption, 10 Years	1,540
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	148
Expense Example, No Redemption, 3 Years	488
Expense Example, No Redemption, 5 Years	852
Expense Example, No Redemption, 10 Years	1,877
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class N
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	238
Expense Example, No Redemption, 5 Years	425
Expense Example, No Redemption, 10 Years	965
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	46
Expense Example, No Redemption, 3 Years	175
Expense Example, No Redemption, 5 Years	315
Expense Example, No Redemption, 10 Years	725
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class A Share
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	728
Expense Example, No Redemption, 3 Years	1,063
Expense Example, No Redemption, 5 Years	1,420
Expense Example, No Redemption, 10 Years	2,423
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class C Share
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	238
Expense Example, No Redemption, 3 Years	746
Expense Example, No Redemption, 5 Years	1,280
Expense Example, No Redemption, 10 Years	2,742
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class N Share
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	158
Expense Example, No Redemption, 3 Years	502
Expense Example, No Redemption, 5 Years	870
Expense Example, No Redemption, 10 Years	1,906
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class I Share
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	137
Expense Example, No Redemption, 3 Years	440
Expense Example, No Redemption, 5 Years	765
Expense Example, No Redemption, 10 Years	1,686
Eventide Core Bond Fund | Eventide Core Bond Fund Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	645
Expense Example, No Redemption, 3 Years	827
Expense Example, No Redemption, 5 Years	1,025
Expense Example, No Redemption, 10 Years	1,594
Eventide Core Bond Fund | Eventide Core Bond Fund Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	151
Expense Example, No Redemption, 3 Years	502
Expense Example, No Redemption, 5 Years	877
Expense Example, No Redemption, 10 Years	1,930
Eventide Core Bond Fund | Eventide Core Bond Fund Class N Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	69
Expense Example, No Redemption, 3 Years	252
Expense Example, No Redemption, 5 Years	450
Expense Example, No Redemption, 10 Years	1,022
Eventide Core Bond Fund | Eventide Core Bond Fund Class I Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	49
Expense Example, No Redemption, 3 Years	189
Expense Example, No Redemption, 5 Years	341
Expense Example, No Redemption, 10 Years	783
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	671
Expense Example, No Redemption, 3 Years	950
Expense Example, No Redemption, 5 Years	1,249
Expense Example, No Redemption, 10 Years	2,096
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	178
Expense Example, No Redemption, 3 Years	628
Expense Example, No Redemption, 5 Years	1,105
Expense Example, No Redemption, 10 Years	2,423
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class N
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	382
Expense Example, No Redemption, 5 Years	688
Expense Example, No Redemption, 10 Years	1,558
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	319
Expense Example, No Redemption, 5 Years	581
Expense Example, No Redemption, 10 Years	$ 1,330